Net finance expense (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Net finance expense
Interest and bank charges	$ 73,789	$ 42,274	$ 200,924	$ 123,972	$ 184,895	$ 123,100	$ 107,105
Interest income		(85,000)	(311,667)	(257,891)	(379,288)
Foreign currency exchange (gain) loss	13,544	27,334	(105,179)	(89,162)	(251,947)	1,583,292	1,295
Loss on Debentures		115,000	109,667	436,500	670,000	550,000
Net finance expense	$ (1,413,084)	$ 99,608	$ (1,230,217)	$ 213,419	$ 223,660	$ 2,256,392	$ 108,400